FAIR VALUE MEASUREMENTS (Details) - Fair Value, Recurring - USD ($) $ in Thousands	Jan. 03, 2021	Dec. 29, 2019
Assets
Cash and cash equivalents	$ 46,831	$ 15,053
Total assets	46,831	16,539
Liabilities
Debt	778,469	640,125
Total liabilities	783,880	640,619
Commodity contracts
Liabilities
Derivative liabilities	248	494
Interest rate swaps
Assets
Interest rate swaps		1,486
Liabilities
Derivative liabilities	5,163
Level I
Assets
Cash and cash equivalents	46,831	15,053
Total assets	46,831	15,053
Liabilities
Debt	0	0
Total liabilities	0	0
Level I | Commodity contracts
Liabilities
Derivative liabilities	0	0
Level I | Interest rate swaps
Assets
Interest rate swaps		0
Liabilities
Derivative liabilities	0
Level II
Assets
Cash and cash equivalents	0	0
Total assets	0	1,486
Liabilities
Debt	778,469	640,125
Total liabilities	783,880	640,619
Level II | Commodity contracts
Liabilities
Derivative liabilities	248	494
Level II | Interest rate swaps
Assets
Interest rate swaps		1,486
Liabilities
Derivative liabilities	5,163
Level III
Assets
Cash and cash equivalents	0	0
Total assets	0	0
Liabilities
Debt	0	0
Total liabilities	0	0
Level III | Commodity contracts
Liabilities
Derivative liabilities	0	0
Level III | Interest rate swaps
Assets
Interest rate swaps		$ 0
Liabilities
Derivative liabilities	$ 0